Significant transactions (Tables)	3 Months Ended
Jan. 31, 2020
Statement [LineItems]
Summary of Significant Transactions
The held for sale assets and liabilities of CIBC FirstCaribbean included on our interim consolidated balance sheet are as follows:

$ millions, as at	2020 Jan. 31	(1)
Assets
Cash and non-interest bearing deposits with banks	$997
Interest-bearing deposits with banks	1,613
Securities	3,589
Loans, net of allowance (2)	8,218
Goodwill and other intangible assets	398
Other assets (3)	535
Total assets	$15,350
Liabilities
Deposits	$14,153
Other liabilities (3)	311
Total liabilities	$14,464
(1)	Excludes net intercompany receivables of $880 million.
(2)	Net of allowance for credit losses of $282 million.
(3)	Land, building and equipment includes a right - of - use asset of $63 million and other liabilities includes a lease liability of $63 million.